JOINT VENTURE PARTNERSHIPS AND EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
JOINT VENTURE PARTNERSHIPS AND EQUITY METHOD INVESTMENTS
JOINT VENTURE PARTNERSHIPS AND EQUITY METHOD INVESTMENTS

At December 31, 2015 the Company had investments in the following unconsolidated joint venture partnerships and equity method investments:

Locations	Net Investment	Interest Owned
Joint Venture Partnerships:
Alberta, Canada (2)	$44.0	43.37%
Florence, South Carolina	10.4	49.00%
Equity Method Investments:
Various	3.8	various

The joint venture agreements that govern the conduct of business of these partnerships mandates unanimous agreement between partners on all major business decisions as well as providing other participating rights to each partner. The equity method investments represent the Company’s purchase of shares in clinical diagnostic companies. The investments are accounted for under the equity method of accounting as the Company does not have control of these investments. The Company has no material obligations or guarantees to, or in support of, these unconsolidated investments and their operations.

Effective June 30, 2015, the Company dissolved a joint venture partnership that had been located in Milwaukee, Wisconsin.

Condensed unconsolidated financial information for joint venture partnerships and equity method investments is shown in the following table.

As of December 31:	2015	2014
Current assets	$22.6	$66.0
Other assets	19.2	43.3
Total assets	$41.8	$109.3
Current liabilities	$17.3	$28.2
Other liabilities	1.3	1.4
Total liabilities	18.6	29.6
Partners' equity	23.2	79.7
Total liabilities and partners’ equity	$41.8	$109.3

For the period January 1 - December 31:	2015	2014	2013
Net revenues	$213.7	$283.8	$255.2
Gross profit	54.3	81.3	84.1
Net earnings	20.1	31.0	37.7

The Company’s recorded investment in one of its Alberta joint venture partnerships at December 31, 2015 includes $35.3 of value assigned to that partnership’s Canadian license (with an indefinite life and deductible for tax) to conduct diagnostic testing services in the province. This Canadian partnership has a license to conduct diagnostic testing services in the province of Alberta. Substantially all of its revenue is received as reimbursement from the Alberta government's healthcare programs. While the Canadian license provides the joint venture the ability to conduct diagnostic testing in Alberta, it does not guarantee that the provincial government will continue to reimburse diagnostic laboratory testing in future years at current levels. A decision by the provincial government to limit or reduce its reimbursement of laboratory diagnostic services would have a negative impact on the profits and cash flows the Company derives from this Canadian joint venture. In December 2013, Alberta Health Services (AHS), the Alberta government's healthcare program, issued a request for proposals for laboratory services that included the scope of services performed by the Canadian partnership.  In October 2014, AHS informed the Canadian partnership that it had not been selected as the preferred proponent.  In November 2014, the Canadian partnership submitted a vendor bid appeal. AHS established a Vendor Bid Appeal Panel to hear the appeal, and the hearing occurred in February 2015. In August 2015, AHS was directed to cancel the request for proposal process. Subsequently, the Canadian partnership entered into a one-year extension (through March 31, 2017) of its existing contract with AHS. If the contract is not renewed after March 2017, then the Canadian partnership's revenues would decrease substantially and the carrying value of the Company's investment could potentially be impaired.